UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET INFLATION-INDEXED PLUS BOND FUND

FORM N-Q

SEPTEMBER 30, 2018

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 89.6%
U.S. Treasury Bonds, Inflation Indexed	0.125%	4/15/20	25,504,044	$25,176,941
U.S. Treasury Bonds, Inflation Indexed	1.250%	7/15/20	25,768,542	26,066,628
U.S. Treasury Bonds, Inflation Indexed	0.125%	4/15/22	56,267,289	54,680,376
U.S. Treasury Bonds, Inflation Indexed	0.375%	7/15/23	30,818,765	30,222,105
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	33,900,990	36,473,740
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	6,076,551	7,549,363
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	33,416,947	38,433,405
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	72,385,899	93,288,270
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	2,448,357	2,963,373
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	9,044,974	11,023,562
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	47,036,550	50,481,916
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	14,447,295	13,456,207
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	6,480,240	6,394,932

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $398,072,443)				396,210,818

CORPORATE BONDS & NOTES - 5.8%
ENERGY - 3.9%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	500,000	496,484

Oil, Gas & Consumable Fuels - 3.8%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	390,000	414,440
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	1,650,000	1,947,006
Apache Corp., Senior Notes	2.625%	1/15/23	288,000	275,120
Apache Corp., Senior Notes	5.100%	9/1/40	300,000	297,681
Apache Corp., Senior Notes	4.750%	4/15/43	2,020,000	1,915,299
BP Capital Markets PLC, Senior Notes	3.119%	5/4/26	500,000	477,250
BP Capital Markets PLC, Senior Notes	3.588%	4/14/27	2,100,000	2,055,632
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,500,000	2,728,489
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	500,000	485,461
Noble Energy Inc., Senior Notes	3.900%	11/15/24	500,000	491,686
Noble Energy Inc., Senior Notes	5.250%	11/15/43	1,990,000	1,969,576
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	1,000,000	951,108
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., Senior Notes	5.375%	2/1/27	800,000	804,000
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,470,000	1,793,109

Total Oil, Gas & Consumable Fuels				16,605,857

TOTAL ENERGY				17,102,341

See Notes to Schedule of Investments.

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MATERIALS - 1.9%
Metals & Mining - 1.9%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	890,000		$916,700	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	980,000		904,593	(a)
ArcelorMittal, Senior Notes	6.125%	6/1/25	430,000		467,828
ArcelorMittal, Senior Notes	7.000%	10/15/39	580,000		676,138
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	500,000		522,475
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000		470,141	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	980,000		911,001	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,380,000		2,414,284
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	430,000		422,475
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	820,000		772,982

TOTAL MATERIALS					8,478,617

TOTAL CORPORATE BONDS & NOTES (Cost - $25,930,860)					25,580,958

SOVEREIGN BONDS - 1.3%
Brazil - 0.9%
Federative Republic of Brazil, Notes	6.000%	8/15/30	15,531,550	BRL	3,902,733

Indonesia - 0.4%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	210,000		195,725
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000		200,825	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	400,000		384,227	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	1,330,000		1,219,766

Total Indonesia					2,000,543

TOTAL SOVEREIGN BONDS (Cost - $6,604,702)					5,903,276

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
U.S. Government Obligations - 0.2%
U.S. Treasury Notes (Cost - $982,142)	1.500%	5/31/20	1,000,000		979,160

ASSET-BACKED SECURITIES - 0.0%
Bear Stearns Asset Backed Securities Trust, 2003-ABF1, A (1 mo. USD LIBOR + 0.740%) (Cost - $25,515)	2.956%	1/25/34	26,430		26,020	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $431,615,662)					428,700,232

See Notes to Schedule of Investments.

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.9%
Western Asset Government Cash Management Portfolio LLC (Cost - $12,814,804)	2.100%	12,814,804	$12,814,804	(c)

TOTAL INVESTMENTS - 99.8% (Cost - $444,430,466)			441,515,036
Other Assets in Excess of Liabilities - 0.2%			780,891

TOTAL NET ASSETS - 100.0%			$442,295,927

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2018, the total market value of investments in Affiliated Companies was $12,814,804 and the cost was $12,814,804 (Note 2).

Abbreviations used in this schedule:

BRL	— Brazilian Real
LIBOR	— London Interbank Offered Rate

At September 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Euro-Bund	154	12/18	$28,568,837	$28,391,922	$176,915
U.S. Treasury 10-Year Notes	3	12/18	356,104	356,344	(240)
U.S. Treasury 5-Year Notes	48	12/18	5,417,367	5,398,875	18,492
U.S. Treasury Long-Term Bonds	52	12/18	7,471,188	7,306,000	165,188

Net unrealized appreciation on open futures contracts					$360,355

At September 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	200,000	USD	234,281	Barclays Bank PLC	10/18/18	$(1,698)
EUR	200,000	USD	232,010	Citibank N.A.	10/18/18	573
EUR	230,000	USD	271,193	Citibank N.A.	10/18/18	(3,722)
USD	24,756	EUR	21,000	Citibank N.A.	10/18/18	335

See Notes to Schedule of Investments.

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of Investments (unaudited) (cont’d)	September 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,650	EUR	26,000	Citibank N.A.	10/18/18	$414
USD	55,346	EUR	47,000	Citibank N.A.	10/18/18	689
USD	285,818	EUR	250,000	Citibank N.A.	10/18/18	(4,911)

Total						$(8,320)

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$396,210,818	—	$396,210,818
Corporate Bonds & Notes	—	25,580,958	—	25,580,958
Sovereign Bonds	—	5,903,276	—	5,903,276
U.S. Government & Agency Obligations	—	979,160	—	979,160
Asset-Backed Securities	—	26,020	—	26,020

Total Long-Term Investments	—	428,700,232	—	428,700,232

Short-Term Investments†	—	12,814,804	—	12,814,804

Total Investments	—	$441,515,036	—	$441,515,036

Other Financial Instruments:
Futures Contracts	$360,595	—	—	$360,595
Forward Foreign Currency Contracts	—	$2,011	—	2,011

Total Other Financial Instruments	$360,595	$2,011	—	$362,606

Total	$360,595	$441,517,047	—	$441,877,642

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$240	—	—	$240
Forward Foreign Currency Contracts	—	$10,331	—	10,331

Total	$240	$10,331	—	$10,571

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg

Notes to Schedule of Investments (unaudited) (continued)

Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2018. The following transactions were effected in shares of such companies for the period ended September 30, 2018.

		Purchased		Sold
	Affiliate Value at December 31, 2017	Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$207,989	$109,157,459	109,157,459	$96,550,644	96,550,644

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2018
Western Asset Government Cash Management Portfolio LLC	—	$44,604	—	$12,814,804

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 26, 2018